UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)            (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF WADDELL & REED ADVISORS GLOBAL BOND FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Construction Materials - 1.53%
Cemex, S.A. de C.V., ADR	107,660	$3,919,901

Finance Companies - 0.48%
Rio Tinto plc (A)	42,100	1,236,508

Forest and Paper Products - 0.71%
Aracruz Celulose S.A., ADR	48,000	1,809,600

Gold and Precious Metals - 0.56%
Yanzhou Coal Mining Company Limited, Class H (A)*	1,000,000	1,428,075

Mining - 0.54%
BHP Billiton Plc (A)	90,000	1,077,006
Inco Limited (A)*	8,500	310,941
		1,387,947

Multiple Industry - 1.42%
Companhia Vale do Rio Doce, ADR	126,000	3,655,260

Petroleum - International - 0.62%
Exxon Mobil Corporation	31,000	1,589,060

TOTAL COMMON STOCKS - 5.86%		$15,026,351

(Cost: $9,546,760)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.14%
FedEx Corporation,
2.65%, 4-1-07	$3,000	2,938,281

Aircraft - 0.41%
Raytheon Company,
5.375%, 4-1-13	1,000	1,041,762

Banks - 5.37%
Banco Latinoamericano de Exportaciones, S.A.,
8.5%, 1-21-05 (B)	200	200,242
Banco Santiago SA,
7.0%, 7-18-07	4,555	4,893,883
Central American Bank for Economic Integration,
6.75%, 4-15-13 (B)	1,750	1,933,496
Corporacion Andina de Fomento,
5.2%, 5-21-13	500	509,592
Export-Import Bank of Korea (The):
6.5%, 11-15-06	500	525,627
7.1%, 3-15-07	1,000	1,070,214
ICICI Bank Limited,
4.75%, 10-22-08	1,500	1,500,678
Norwest Corporation,
6.55%, 12-1-06	2,000	2,123,292
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13	1,000	1,030,000
		13,787,024
Beverages - 3.26%
Bavaria S.A.,
8.875%, 11-1-10 (B)	500	540,000
Coca-Cola Bottling Co.,
6.85%, 11-1-07	2,000	2,159,084
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,510,000
Innova, S. De R.L. de C.V.,
9.375%, 9-19-13	1,000	1,137,500
Miller Brewing Company,
4.25%, 8-15-08 (B)	2,000	2,018,184
		8,364,768

Broadcasting - 2.18%
British Sky Broadcasting Group plc,
7.3%, 10-15-06	4,000	4,249,220
Univision Communications Inc.,
2.875%, 10-15-06	1,350	1,332,118
		5,581,338

Business Equipment and Services - 1.59%
Allied Waste North America, Inc.,
7.625%, 1-1-06	2,000	2,060,000
Quebecor World Capital Corporation,
4.875%, 11-15-08	2,000	2,018,652
		4,078,652

Capital Equipment - 0.60%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,500	1,545,361

Chemicals - Petroleum and Inorganic - 0.57%
Braskem S.A.,
12.5%, 11-5-08 (B)	750	885,000
Monsanto Company,
7.375%, 8-15-12	500	584,639
		1,469,639

Coal - 0.42%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,082,500

Construction Materials - 3.38%
Celulosa Arauco y Constitucion S.A.:
6.95%, 9-15-05	3,500	3,584,494
8.625%, 8-15-10	1,000	1,191,161
Hanson Overseas B.V.,
6.75%, 9-15-05	2,800	2,866,520
Interface, Inc.,
7.3%, 4-1-08	1,000	1,022,500
		8,664,675

Containers - 0.39%
Packaging Corporation of America,
4.375%, 8-1-08	1,000	1,004,556

Finance Companies - 7.30%
American Honda Finance Corporation,
2.64%, 9-11-06 (B)	2,000	2,004,844
Arcel Finance Limited,
6.361%, 5-1-12 (B)	1,000	1,012,320
BP Capital Markets p.l.c.,
2.625%, 3-15-07	2,000	1,973,032
CSN Islands VII Corp.,
10.75%, 9-12-08 (B)	2,500	2,840,625
Caterpillar Financial Services Corporation,
3.67%, 10- 4-07	1,000	985,970
Coca-Cola HBC Finance B.V.,
5.125%, 9-17-13	500	512,838
General Motors Acceptance Corporation:
6.75%, 1-15-06	2,000	2,051,760
3.185%, 5-18-06	500	497,687
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,917,658
SLM Corporation:
4.09%, 4-1-14	2,500	2,431,400
4.0%, 7-25-14	2,500	2,491,050
		18,719,184

Food and Related - 3.57%
Bunge Limited Finance Corp.:
4.375%, 12-15-08	850	856,523
7.8%, 10-15-12	2,000	2,374,860
5.875%, 5-15-13	1,000	1,061,580
Cadbury Schweppes Finance p.l.c.,
5.0%, 6-26-07	500	512,490
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	500	498,248
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09 (B)	1,000	1,045,000
General Mills, Inc.,
5.125%, 2-15-07	2,750	2,823,472
		9,172,173

Forest and Paper Products - 3.28%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	2,250	2,300,625
Bowater Canada Finance Corporation,
7.95%, 11-15-11	500	538,786
International Paper Company:
4.25%, 1-15-09	500	501,831
5.85%, 10-30-12	1,000	1,065,522
Inversiones CMPC S.A.,
4.875%, 6-18-13 (B)	1,000	976,836
S.A. Industrias Votorantim,
7.875%, 1-23-14 (B)	500	516,250
Voto-Votorantim Overseas Trading Operations N.V.,
5.75%, 6-28-05	250	252,500
Weyerhaeuser Company,
6.75%, 3-15-12	2,000	2,253,664
		8,406,014

Health Care - Drugs - 1.00%
Monsanto Company,
5.75%, 12-1-05	2,500	2,558,665

Leisure Time Industry - 0.39%
Carnival Corporation,
3.75%, 11-15-07	1,000	1,001,178

Mining - 3.71%
Corporacion Nacional del Cobre de Chile,
5.5%, 10-15-13 (B)	1,000	1,041,077
Falconbridge Limited,
7.35%, 11-1-06	2,500	2,662,418
Freeport-McMoRan Copper & Gold Inc.,
10.125%, 2-1-10	3,000	3,427,500
Vedanta Resources plc,
6.625%, 2-22-10 (B)	2,350	2,377,996
		9,508,991

Multiple Industry - 6.78%
Bayer Corporation,
6.2%, 2-15-08 (B)	2,100	2,239,482
CRH America, Inc.,
5.3%, 10-15-13	500	514,805
Cargill, Inc.,
5.0%, 11-15-13 (B)	2,000	2,028,468
Florida Power & Light Company,
6.0%, 6-1-08	325	346,801
Hutchison Whampoa Finance Limited,
6.95%, 8-1-07	1,000	1,074,093
Hutchison Whampoa International (03/33) Limited,
6.25%, 1-24-14 (B)	1,000	1,053,101
National Rural Utilities Cooperative Finance
Corporation,
3.0%, 2-15-06	1,250	1,247,482
PepsiAmericas, Inc.,
3.875%, 9-12-07	2,500	2,497,870
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,000	1,092,500
Tyco International Group S.A.:
6.375%, 2-15-06	3,000	3,099,960
6.375%, 10-15-11	2,000	2,208,112
		17,402,674

Non-Residential Construction - 0.42%
Vodohospodarska vystavba, statny podnik,
7.25%, 12-19-06	1,000	1,065,900

Petroleum - Domestic - 1.11%
Open Joint Stock Company Tyumen Oil Company,
11.0%, 11-6-07	2,000	2,270,000
Valero Energy Corpoartion,
6.875%, 4-15-12	500	567,122
		2,837,122

Petroleum - International - 4.01%
Devon Energy Corporation,
2.75%, 8-1-06	2,000	1,976,564
OAO Siberian Oil Company, Loan Participation Notes due 2007, issued by, but without recourse to, Salomon Brothers AG for the purpose of financing a loan to OAO Siberian Oil Company,
11.5%, 2-13-07	1,000	1,064,500
Open Joint Stock Company Gazprom,
9.125%, 4-25-07	2,500	2,722,750
Panva Gas Holdings Limited,
8.25%, 9-23-11	1,000	1,054,497
Petrobras International Finance Company:
9.125%, 2-1-07	1,000	1,102,500
9.875%, 5-9-08	1,000	1,162,500
YPF Sociedad Anonima,
7.75%, 8-27-07	1,115	1,209,775
		10,293,086

Railroad - 0.53%
CSX Corporation:
9.0%, 8-15-06	300	324,910
5.5%, 8-1-13	1,000	1,045,810
		1,370,720

Retail - Food Stores - 0.75%
Safeway Inc.,
3.8%, 8-15-05	1,920	1,926,856

Security and Commodity Brokers - 1.37%
Hongkong and Shanghai Banking Corporation (The),
5.0%, 8-29-49	2,500	2,503,013
Morgan Stanley,
4.54%, 5-1-14	1,000	1,004,500
		3,507,513

Steel - 0.28%
Pohang Iron & Steel Co., Ltd.,
7.125%, 11-1-06	670	711,016

Trucking and Shipping - 2.48%
Caliber System, Inc.,
7.8%, 8-1-06	1,000	1,064,392
WMX Technologies, Inc.,
7.0%, 10-15-06	5,000	5,295,560
		6,359,952

Utilities - Electric - 6.14%
Companhia de Saneamento Basico do Estado de Sao Paulo,
10.0%, 7-28-05	1,000	1,030,000
Dominion Resources, Inc.,
4.125%, 2-15-08	2,000	2,013,754
Empresa Nacional de Electricidad S.A.:
7.75%, 7-15-08	1,000	1,103,639
8.35%, 8-1-13	500	579,381
HQI Transelec Chile S.A.,
7.875%, 4-15-11	2,000	2,312,496
PSI Energy, Inc.,
6.65%, 6-15-06	1,955	2,039,716
Scana Corporation,
2.74%, 11-15-06	2,500	2,505,520
Southern Company Capital Funding, Inc.,
5.3%, 2-1-07	1,000	1,045,624
TXU Corp.,
6.375%, 6-15-06	3,000	3,114,615
		15,744,745

Utilities - Gas and Pipeline - 0.80%
FirstEnergy Corp.,
5.5%, 11-15-06	2,000	2,064,656

Utilities - Telephone - 5.48%
America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	788,110
Compania de Telecomunicaciones de Chile S.A.,
8.375%, 1-1-06	3,350	3,512,147
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	1,000	1,055,000
Open Joint Stock Company "Vimpel-Communications",
10.0%, 6-16-09 (B)	1,500	1,575,000
Singapore Telecommunications Limited,
5.875%, 9-6-06	750	778,721
Sprint Capital Corporation,
6.125%, 11-15-08	1,000	1,072,424
TELUS Corporation,
7.5%, 6-1-07	1,000	1,086,500
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	4,000	4,199,348
		14,067,250

TOTAL CORPORATE DEBT SECURITIES - 68.71%		$176,276,251

(Cost: $171,846,707)

OTHER GOVERNMENT SECURITIES

Brazil - 2.23%
Federative Republic of Brazil (The):
9.625%, 7-15-05	1,250	1,291,250
10.0%, 1-16-07	4,000	4,434,000
		5,725,250

Chile - 1.54%
Republic of Chile:
5.625%, 7-23-07	2,800	2,932,720
2.51938%, 1-28-08	1,000	1,006,500
		3,939,220

France - 1.64%
France Government Bond OAT,
2.95%, 1-25-09 (C)	FRF 3,100	4,217,249

Japan - 5.31%
Japanese Government 15 Year Floating Rate Bond,
1.03%, 1-20-18 (C)	JPY 1,350,000	13,609,745

Russia - 0.86%
Russian Federation:
8.25%, 3-31-10	$1,000	1,109,300
8.25%, 3-31-10 (B)	1,000	1,102,500
		2,211,800

South Korea - 0.39%
Korea Development Bank (The),
2.43%, 10-29-06	1,000	996,839

United Kingdom - 1.07%
United Kingdom Treasury,
7.5%, 12-7-06 (C)	GBP 1,355	2,740,904

TOTAL OTHER GOVERNMENT SECURITIES - 13.04%		$33,441,007

(Cost: $31,588,827)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligation - 0.96%
Federal National Mortgage Association,
2.55%, 8-17-06	$2,500	2,475,610

Mortgage-Backed Obligations - 5.83%
Federal Home Loan Mortgage Corporation
Agency REMIC/CMO, Interest Only:
5.0%, 3-15-11	13,533	569,220
5.0%, 2-15-20	2,600	251,372
5.0%, 6-15-22	3,294	246,898
5.0%, 7-15-22	11,443	924,871
5.5%, 12-15-22	1,073	126,409
5.0%, 1-15-23	2,233	190,539
5.5%, 8-15-23	12,294	1,111,673
5.5%, 11-15-23	6,225	938,433
5.0%, 6-15-24	10,045	1,502,741
5.0%, 8-15-30	11,300	1,656,860
Federal National Mortgage Association
Agency REMIC/CMO, Interest Only:
5.0%, 3-25-16	10,000	878,615
5.5%, 11-25-25	3,402	352,436
Federal National Mortgage Association Fixed Rate
Pass-Through Certificate,
5.0%, 7-1-34	5,138	5,100,399
Government National Mortgage Association
Agency REMIC/CMO, Interest Only:
5.5%, 5-20-27	5,311	607,130
5.0%, 6-16-29	2,000	499,183
		14,956,779

Treasury Inflation Protected Obligation - 2.04%
United States Treasury Note,
2.0%, 7-15-14 (E)	5,000	5,224,367

Treasury Obligation - 2.67%
United States Treasury Note,
2.625%, 5-15-08 (D)	7,000	6,843,592

TOTAL UNITED STATES GOVERNMENT SECURITIES - 11.50%		$29,500,348

(Cost: $29,643,151)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.39%	Face Amount in Thousands

Chinese Yuan Reminbi, 3-14-05 (C)	CNY 41,600	(91,032)
Chinese Yuan Reminbi, 3-14-05 (C)	41,600	(26,949)
Chinese Yuan Reminbi, 7-08-05 (C)	20,439	50,147
Chinese Yuan Reminbi, 7-08-05 (C)	20,439	(29,800)
Chinese Yuan Reminbi, 4-20-06 (C)	102,500	282,015
Japanese Yen, 9-06-05 (C)	JPY 280,000	164,431
Singapore Dollar, 3-14-05 (C)	SGD 4,434	121,097
Singapore Dollar, 9-06-05 (C)	6,350	145,248
South Korea Won, 9-26-05(C)	KRW 4,300,000	392,989
		$1,008,146

TOTAL SHORT-TERM SECURITY - 0.50%		$1,290,731

(Cost: $1,290,731)

TOTAL INVESTMENT SECURITIES - 100.00%		$256,542,834

(Cost: $243,916,176)

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $28,526,530 or 11.12% of total investment.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Reminbi, FRF - French Franc, GBP - Great Britain Pound, JPY - Japanese Yen, SGD - Singapore Dollar, KRW - South Korean Won)

(D)Security serves as collateral for the following open futures contracts at December 31, 2004:

Type	Number of Contracts	Expiration Date	Market Value	Cost

Guilt Futures	27	29-Dec-04	$2,907,090	$2,908,710

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards ----------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ----------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard ----------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005